Significant Accounting Policies - Schedule of Group Obligations Associated with Guarantee Liabilities Prior To Adoption of ASC 326 (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2019 CNY (¥)
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Ending balances	¥ 1,726,368
Guarantee Obligations
New Accounting Pronouncements Or Change In Accounting Principle [Line Items]
Opening balances	456,276
Fair value of guarantee liabilities at inception of new loans	1,024,331
Release of guarantee liabilities upon the Borrowers’ repayment	(424,962)
Transfer from guarantee previously accounted for as derivatives*	1,325,935
Contingent liability	179,417
Payouts during the period	(2,926,080)
Recoveries during the period	2,091,451
Ending balances	¥ 1,726,368